Income Taxes - Domestic and Foreign (Loss) Income before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic and Foreign Income (Loss) before Income Taxes and income (loss) in equity method investments. [Line Items]
(Loss) income before income taxes and equity in earnings of joint venture	$ (234,925)	$ (153,352)	$ (73,759)
U.S.
Domestic and Foreign Income (Loss) before Income Taxes and income (loss) in equity method investments. [Line Items]
(Loss) income before income taxes and equity in earnings of joint venture	(201,375)	(122,511)	(68,626)
Segment, Geographical, Non-U.S. [Member]
Domestic and Foreign Income (Loss) before Income Taxes and income (loss) in equity method investments. [Line Items]
(Loss) income before income taxes and equity in earnings of joint venture	$ (33,550)	$ (30,841)	$ (5,133)